RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Mar. 31, 2022
Related Party [Abstract]
Schedule of remuneration of key management personnel
The remuneration of key management personnel for the years ended March 31, 2021 and 2022 are as follows:

	Year ended March 31,
	2022	2021
	$000’s	$000’s
Payroll, consulting and benefits(1)	6,569	4,001
Share-based compensation
Options	8,813	4,786
Warrants	109	2,665
Total	15,491	11,452
(1) For the year ended March 31, 2022, includes $4,596 presented in the statement of loss and comprehensive loss as a part of “General and administrative costs” and $1,973 presented in the statement of loss and comprehensive loss as a part of “Research”.